Note 4 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 4,210	$ 1,446
Restricted cash	3,885	7,185
Cash, cash equivalents and restricted cash	$ 8,095	$ 8,631	$ 1,908